IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 870,013	$ 861,193
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	11,260	9,960
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	408,429	416,870
Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	231,091	248,265
Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	64,009	59,379
Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	221,772	202,809
Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	78,971	75,399
Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,521	18,850
Business and government portfolios [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	204,935	187,832
Retail portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	279,121	265,097
Retail portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	92,093	87,294
Retail portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	335	306
Standardized portfolios [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	79,639	79,350
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	10,396	12,276
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,074,948	1,049,025
Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	613,364	604,702
Gross carrying amount [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 371,549	$ 352,697